SEGMENT REPORTING - Information about Operations by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Segment Reporting Information [Line Items]
Revenue from external customers	$ 601,988	$ 648,109	$ 668,377
Operating income	20,781	17,958	23,164
Depreciation and amortization	22,007	21,809	23,255
Healthcare
Segment Reporting Information [Line Items]
Revenue from external customers	215,883	236,772	250,963
Operating income	12,704	14,475	19,575
Depreciation and amortization	8,285	8,011	8,390
Business Solutions
Segment Reporting Information [Line Items]
Revenue from external customers	386,105	411,337	417,414
Operating income	8,077	3,483	3,589
Depreciation and amortization	$ 13,722	$ 13,798	$ 14,865